Industry Segments - Revenue by type of service (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 category	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Number of Revenue Categories by Type of Service										2
Revenue	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
Acquisition and Licensing of Seismic Data [Member]
Revenue from External Customer [Line Items]
Revenue										234,785	213,656	171,778
Reproduction and Delivery of Seismic Data and Other Services [Member]
Revenue from External Customer [Line Items]
Revenue										$ 5,673	$ 4,352	$ 3,778